Portfolio of Investments
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 1.0%
ATN International, Inc.	56,044	3,146,871
Cincinnati Bell, Inc.(a)	259,642	1,685,076
Cogent Communications Holdings, Inc.	214,570	13,449,248
Consolidated Communications Holdings, Inc.	371,170	1,347,347
Frontier Communications Corp.(a)	542,630	366,221
Iridium Communications, Inc.(a)	498,530	11,615,749
Vonage Holdings Corp.(a)	1,171,920	9,269,887
Total		40,880,399
Entertainment 0.2%
Glu Mobile, Inc.(a)	593,490	3,282,000
Marcus Corp. (The)	118,363	3,723,700
Total		7,005,700
Interactive Media & Services 0.1%
Care.com, Inc.(a)	145,110	1,818,228
QuinStreet, Inc.(a)	236,219	3,718,087
Total		5,536,315
Media 0.4%
EW Scripps Co. (The), Class A	280,464	4,184,523
Gannett Co, Inc.	631,802	4,018,261
Scholastic Corp.	158,840	5,897,729
TechTarget, Inc.(a)	118,190	3,134,399
Total		17,234,912
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	241,340	9,062,317
Spok Holdings, Inc.	92,089	1,133,615
Total		10,195,932
Total Communication Services		80,853,258
Consumer Discretionary 13.8%
Auto Components 1.8%
American Axle & Manufacturing Holdings, Inc.(a)	579,210	5,711,011
Cooper Tire & Rubber Co.	258,390	7,446,800
Cooper-Standard Holding, Inc.(a)	87,040	2,474,547
Dorman Products, Inc.(a)	150,265	11,167,695
Fox Factory Holding Corp.(a)	197,880	13,046,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Garrett Motion, Inc.(a)	384,270	4,446,004
Gentherm, Inc.(a)	169,850	7,108,222
LCI Industries	128,877	13,720,245
Motorcar Parts of America, Inc.(a)	97,280	1,897,933
Standard Motor Products, Inc.	103,459	5,211,230
Total		72,229,915
Automobiles 0.2%
Winnebago Industries, Inc.	173,400	8,241,702
Distributors 0.2%
Core-Mark Holding Co., Inc.	236,270	6,367,476
Diversified Consumer Services 0.7%
American Public Education, Inc.(a)	82,644	2,046,265
Career Education Corp.(a)	361,048	6,022,281
Regis Corp.(a)	126,270	2,036,735
Strategic Education, Inc.	113,046	16,023,140
Total		26,128,421
Hotels, Restaurants & Leisure 1.6%
BJ’s Restaurants, Inc.	98,682	4,060,764
Bloomin’ Brands, Inc.	447,160	10,754,198
Chuy’s Holdings, Inc.(a)	85,520	2,464,686
Dave & Buster’s Entertainment, Inc.	158,770	6,379,379
Dine Brands Global, Inc.	88,451	7,330,819
El Pollo Loco Holdings, Inc.(a)	100,600	1,621,672
Fiesta Restaurant Group, Inc.(a)	110,370	1,092,663
Monarch Casino & Resort, Inc.(a)	61,345	2,797,332
Red Robin Gourmet Burgers, Inc.(a)	66,784	1,821,200
Ruth’s Hospitality Group, Inc.	142,738	3,335,787
Shake Shack, Inc., Class A(a)	157,520	9,763,089
Wingstop, Inc.	151,620	12,129,600
Total		63,551,189
Household Durables 2.5%
Cavco Industries, Inc.(a)	44,120	8,824,441
Century Communities, Inc.(a)	134,810	3,842,085
Ethan Allen Interiors, Inc.	125,962	2,252,201
Installed Building Products, Inc.(a)	109,750	7,869,075
iRobot Corp.(a)	144,825	6,308,577
Columbia Small Cap Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
La-Z-Boy, Inc.	240,147	7,588,645
LGI Homes, Inc.(a)	102,780	7,427,911
M/I Homes, Inc.(a)	142,223	6,296,212
MDC Holdings, Inc.	255,239	10,099,807
Meritage Homes Corp.(a)	185,311	12,330,594
TopBuild Corp.(a)	176,540	19,468,831
Tupperware Brands Corp.	251,260	2,123,147
Universal Electronics, Inc.(a)	71,469	3,973,677
William Lyon Homes, Inc., Class A(a)	170,030	3,550,226
Total		101,955,429
Internet & Direct Marketing Retail 0.4%
Liquidity Services, Inc.(a)	138,630	969,024
PetMed Express, Inc.	103,898	2,371,991
Shutterstock, Inc.(a)	98,150	4,081,077
Stamps.com, Inc.(a)	83,970	7,326,383
Total		14,748,475
Leisure Products 0.4%
Callaway Golf Co.	484,555	10,069,053
Sturm Ruger & Co., Inc.	85,540	3,896,347
Vista Outdoor, Inc.(a)	297,410	2,462,555
Total		16,427,955
Multiline Retail 0.1%
Big Lots, Inc.	200,880	4,198,392
JCPenney Co., Inc.(a)	1,538,550	1,738,561
Total		5,936,953
Specialty Retail 4.1%
Abercrombie & Fitch Co., Class A	325,180	5,193,125
Asbury Automotive Group, Inc.(a)	99,640	11,044,098
Barnes & Noble Education, Inc.(a)	196,133	988,510
Boot Barn Holdings, Inc.(a)	146,650	5,839,603
Buckle, Inc. (The)	147,021	4,090,124
Caleres, Inc.	217,444	4,759,849
Cato Corp. (The), Class A	112,535	2,144,917
Chico’s FAS, Inc.	607,010	2,895,438
Children’s Place, Inc. (The)	80,181	5,793,879
Conn’s, Inc.(a)	98,230	2,154,184
Designer Brands, Inc.	284,130	4,688,145
Express, Inc.(a)	346,380	1,361,273
Common Stocks (continued)
Issuer	Shares	Value ($)
GameStop Corp., Class A	464,860	2,947,212
Genesco, Inc.(a)	73,382	2,725,408
Group 1 Automotive, Inc.	89,895	9,267,276
Guess?, Inc.	219,620	4,227,685
Haverty Furniture Companies, Inc.	93,556	1,881,411
Hibbett Sports, Inc.(a)	92,073	2,612,111
Lithia Motors, Inc., Class A	115,432	18,536,071
Lumber Liquidators Holdings, Inc.(a)	147,798	1,316,880
MarineMax, Inc.(a)	111,509	1,846,589
Michaels Companies, Inc. (The)(a)	415,800	3,401,244
Monro, Inc.	171,091	12,558,079
Office Depot, Inc.	2,813,660	6,274,462
Rent-A-Center, Inc.	251,530	6,547,326
Restoration Hardware Holdings, Inc.(a)	82,330	16,926,225
Shoe Carnival, Inc.	47,660	1,691,930
Signet Jewelers Ltd.	269,140	4,944,102
Sleep Number Corp.(a)	151,001	7,288,818
Sonic Automotive, Inc., Class A	124,921	4,091,163
Tailored Brands, Inc.	260,160	1,376,246
Vitamin Shoppe, Inc.(a)	79,303	513,883
Zumiez, Inc.(a)	104,818	3,096,324
Total		165,023,590
Textiles, Apparel & Luxury Goods 1.8%
Crocs, Inc.(a)	358,498	12,511,580
Fossil Group, Inc.(a)	239,120	1,791,009
G-III Apparel Group Ltd.(a)	221,280	6,549,888
Kontoor Brands, Inc.	240,180	8,610,453
Movado Group, Inc.	84,513	1,652,229
Oxford Industries, Inc.	87,646	6,522,616
Steven Madden Ltd.	402,043	17,074,766
Unifi, Inc.(a)	75,220	1,831,607
Vera Bradley, Inc.(a)	121,570	1,342,133
Wolverine World Wide, Inc.	416,482	13,369,072
Total		71,255,353
Total Consumer Discretionary		551,866,458

2	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.0%
Beverages 0.3%
Coca-Cola Bottling Co. Consolidated	23,900	6,456,824
MGP Ingredients, Inc.	68,390	3,119,952
National Beverage Corp.	60,030	2,979,889
Total		12,556,665
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	167,879	3,878,005
PriceSmart, Inc.	114,800	8,580,152
SpartanNash Co.	187,109	2,649,463
The Chefs’ Warehouse(a)	131,030	4,659,427
United Natural Foods, Inc.(a)	271,410	2,475,259
Total		22,242,306
Food Products 1.6%
B&G Foods, Inc.	336,666	5,575,189
Calavo Growers, Inc.	84,262	7,515,328
Cal-Maine Foods, Inc.	155,966	6,789,200
Darling Ingredients, Inc.(a)	848,403	20,191,992
Fresh Del Monte Produce, Inc.	156,880	5,129,976
J&J Snack Foods Corp.	76,647	14,179,695
John B. Sanfilippo & Son, Inc.	45,280	4,425,667
Seneca Foods Corp., Class A(a)	35,333	1,381,520
Total		65,188,567
Household Products 0.5%
Central Garden & Pet Co.(a)	53,160	1,402,361
Central Garden & Pet Co., Class A(a)	212,792	5,321,928
WD-40 Co.	70,699	13,652,684
Total		20,376,973
Personal Products 0.7%
Avon Products, Inc.(a)	2,283,020	10,479,062
Inter Parfums, Inc.	90,699	6,393,372
Medifast, Inc.	60,949	5,358,027
Usana Health Sciences, Inc.(a)	66,480	4,892,928
Total		27,123,389
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.4%
Universal Corp.	128,590	6,714,970
Vector Group Ltd.	593,640	7,978,521
Total		14,693,491
Total Consumer Staples		162,181,391
Energy 3.3%
Energy Equipment & Services 1.7%
Archrock, Inc.	657,410	5,528,818
Diamond Offshore Drilling, Inc.(a)	333,270	1,882,976
DMC Global Inc	75,420	3,476,108
Dril-Quip, Inc.(a)	186,450	7,879,377
Era Group, Inc.(a)	101,679	973,068
Exterran Corp.(a)	144,890	779,508
Geospace Technologies Corp.(a)	70,200	1,012,284
Helix Energy Solutions Group, Inc.(a)	727,800	6,040,740
KLX Energy Services Holdings, Inc.(a)	108,190	611,274
Matrix Service Co.(a)	139,716	2,925,653
McDermott International, Inc.(a)	935,840	749,046
Nabors Industries Ltd.	1,740,670	3,585,780
Newpark Resources, Inc.(a)	463,790	2,717,809
Noble Corp. PLC(a)	1,283,200	1,360,192
Oceaneering International, Inc.(a)	509,460	6,831,859
Oil States International, Inc.(a)	311,600	4,966,904
ProPetro Holding Corp.(a)	424,050	3,655,311
RPC, Inc.	265,200	1,023,672
SEACOR Holdings, Inc.(a)	89,994	3,810,346
Tetra Technologies, Inc.(a)	646,709	795,452
US Silica Holdings, Inc.	378,910	1,868,026
Valaris PLC	1,018,970	4,340,812
Total		66,815,015
Oil, Gas & Consumable Fuels 1.6%
Bonanza Creek Energy, Inc.(a)	95,630	1,669,700
Callon Petroleum Co.(a)	1,175,690	4,291,268
Carrizo Oil & Gas, Inc.(a)	476,615	3,055,102
CONSOL Energy, Inc.(a)	133,380	1,701,929
Denbury Resources, Inc.(a)	2,418,600	2,385,949
Green Plains, Inc.	174,050	2,654,262
Gulfport Energy Corp.(a)	746,960	1,770,295

Columbia Small Cap Index Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HighPoint Resources Corp.(a)	561,740	702,175
Jagged Peak Energy, Inc.(a)	307,710	2,052,426
Laredo Petroleum, Inc.(a)	929,400	2,007,504
Par Pacific Holdings, Inc.(a)	189,130	4,707,446
PDC Energy, Inc.(a)	303,267	6,893,259
Penn Virginia Corp.(a)	69,240	1,672,146
QEP Resources, Inc.	1,225,170	4,006,306
Range Resources Corp.	1,074,410	3,749,691
Renewable Energy Group, Inc.(a)	200,630	3,422,748
REX American Resources Corp.(a)	28,840	2,648,954
Ring Energy, Inc.(a)	307,300	590,016
SM Energy Co.	546,310	4,539,836
SRC Energy, Inc.(a)	1,253,950	4,476,601
Talos Energy, Inc.(a)	103,260	2,395,632
Unit Corp.(a)	286,000	244,730
Whiting Petroleum Corp.(a)	470,160	2,153,333
Total		63,791,308
Total Energy		130,606,323
Financials 17.7%
Banks 9.4%
Allegiance Bancshares, Inc.(a)	100,240	3,596,611
Ameris Bancorp	336,520	14,689,098
Banc of California, Inc.	231,010	3,548,314
Banner Corp.	178,043	9,726,489
Berkshire Hills Bancorp, Inc.	225,450	7,112,948
Boston Private Financial Holdings, Inc.	432,065	5,072,443
Brookline Bancorp, Inc.	411,114	6,598,380
Cadence BanCorp	662,820	10,943,158
Central Pacific Financial Corp.	147,060	4,273,564
City Holding Co.	84,440	6,711,291
Columbia Banking System, Inc.	375,615	14,679,034
Community Bank System, Inc.	265,700	18,027,745
Customers Bancorp, Inc.(a)	147,950	3,459,071
CVB Financial Corp.	685,614	14,644,715
Eagle Bancorp, Inc.	177,880	7,901,430
First BanCorp	1,119,109	11,750,644
First Commonwealth Financial Corp.	507,242	7,207,909
First Financial Bancorp	507,605	12,344,954
First Midwest Bancorp, Inc.	568,902	12,265,527
Common Stocks (continued)
Issuer	Shares	Value ($)
Franklin Financial Network, Inc.	68,540	2,339,956
Glacier Bancorp, Inc.	441,137	19,343,857
Great Western Bancorp, Inc.	293,220	10,077,971
Hanmi Financial Corp.	159,270	3,126,470
Heritage Financial Corp.	189,930	5,238,269
Hope Bancorp, Inc.	652,392	9,466,208
Independent Bank Corp.	176,976	14,901,379
National Bank Holdings Corp., Class A	160,360	5,747,302
NBT Bancorp, Inc.	225,440	9,017,600
OFG Bancorp	264,420	5,671,809
Old National Bancorp	886,936	16,035,803
Opus Bank	112,010	2,879,777
Pacific Premier Bancorp, Inc.	310,840	9,959,314
Preferred Bank	71,700	3,954,255
S&T Bancorp, Inc.	198,277	7,479,008
Seacoast Banking Corp. of Florida(a)	265,010	7,884,047
ServisFirst Bancshares, Inc.	237,100	8,620,956
Simmons First National Corp., Class A	586,394	15,193,469
Southside Bancshares, Inc.	163,365	5,735,745
Tompkins Financial Corp.	63,753	5,530,573
Triumph Bancorp, Inc.(a)	124,160	4,452,378
United Community Banks, Inc.	407,235	12,624,285
Veritex Holdings, Inc.	250,711	6,520,993
Westamerica Bancorporation	138,950	9,031,750
Total		375,386,499
Capital Markets 0.8%
Blucora, Inc.(a)	251,569	5,921,934
Donnelley Financial Solution, Inc.(a)	160,736	1,613,789
Greenhill & Co., Inc.	76,640	1,303,646
INTL FCStone, Inc.(a)	83,880	3,355,200
Piper Jaffray Companies	73,138	5,915,402
Virtus Investment Partners, Inc.	33,617	3,960,083
Waddell & Reed Financial, Inc., Class A	376,310	6,077,407
WisdomTree Investments, Inc.	607,020	2,950,117
Total		31,097,578

4	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
Encore Capital Group, Inc.(a)	142,345	5,191,322
Enova International, Inc.(a)	175,091	4,032,346
Ezcorp, Inc., Class A(a)	270,224	1,383,547
PRA Group, Inc.(a)	233,844	8,568,044
World Acceptance Corp.(a)	28,530	2,710,065
Total		21,885,324
Diversified Financial Services 0.1%
FGL Holdings	673,470	6,148,781
Insurance 3.2%
Ambac Financial Group, Inc.(a)	234,570	4,883,747
American Equity Investment Life Holding Co.(a)	468,510	13,924,117
AMERISAFE, Inc.	99,380	6,718,088
eHealth, Inc.(a)	103,348	9,534,887
Employers Holdings, Inc.	164,356	7,062,377
HCI Group, Inc.	33,700	1,560,310
Horace Mann Educators Corp.	212,157	9,209,735
James River Group Holdings Ltd.	156,430	6,188,371
Kinsale Capital Group, Inc.	105,900	10,723,434
ProAssurance Corp.	276,846	10,409,410
RLI Corp.	205,266	18,755,155
Safety Insurance Group, Inc.	75,257	7,348,846
Stewart Information Services Corp.	122,110	5,222,645
Third Point Reinsurance Ltd.(a)	411,620	3,930,971
United Fire Group, Inc.	110,555	4,857,787
United Insurance Holdings Corp.	106,860	1,356,053
Universal Insurance Holdings, Inc.	161,840	4,709,544
Total		126,395,477
Mortgage Real Estate Investment Trusts (REITS) 1.8%
Apollo Commercial Real Estate Finance, Inc.	735,290	13,433,748
ARMOUR Residential REIT, Inc.	304,820	5,261,193
Capstead Mortgage Corp.	494,145	3,844,448
Granite Point Mortgage Trust, Inc.	282,470	5,132,480
Invesco Mortgage Capital, Inc.	735,380	11,942,571
KKR Real Estate Finance Trust, Inc.	124,170	2,506,992
New York Mortgage Trust, Inc.	1,480,160	9,221,397
Common Stocks (continued)
Issuer	Shares	Value ($)
PennyMac Mortgage Investment Trust	452,180	10,440,836
Redwood Trust, Inc.	577,230	9,339,582
Total		71,123,247
Thrifts & Mortgage Finance 1.9%
Axos Financial, Inc.(a)	274,350	8,079,607
Dime Community Bancshares, Inc.	159,254	3,210,561
Flagstar Bancorp, Inc.	177,430	6,611,042
HomeStreet, Inc.(a)	125,640	4,010,429
Meta Financial Group, Inc.	179,460	6,383,392
NMI Holdings, Inc., Class A(a)	348,980	11,715,258
Northfield Bancorp, Inc.	223,200	3,772,080
Northwest Bancshares, Inc.	516,226	8,590,001
Oritani Financial Corp.	197,398	3,671,603
Provident Financial Services, Inc.	312,201	7,592,728
TrustCo Bank Corp.	499,055	4,381,703
Walker & Dunlop, Inc.	147,200	9,662,208
Total		77,680,612
Total Financials		709,717,518
Health Care 13.3%
Biotechnology 3.6%
Acorda Therapeutics, Inc.(a)	247,595	396,152
AMAG Pharmaceuticals, Inc.(a)	174,580	1,859,277
Anika Therapeutics, Inc.(a)	70,980	4,102,644
Arrowhead Pharmaceuticals, Inc.(a)	490,770	35,831,118
Cytokinetics, Inc.(a)	302,180	2,922,081
Eagle Pharmaceuticals, Inc.(a)	52,080	3,045,638
Emergent Biosolutions, Inc.(a)	225,869	12,391,173
Enanta Pharmaceuticals, Inc.(a)	82,100	5,226,486
Medicines Co. (The)(a)	380,027	31,998,273
Momenta Pharmaceuticals, Inc.(a)	508,311	8,539,625
Myriad Genetics, Inc.(a)	380,390	9,791,239
Progenics Pharmaceuticals, Inc.(a)	445,040	2,323,109
REGENXBIO, Inc.(a)	161,110	6,744,065
Spectrum Pharmaceuticals, Inc.(a)	581,175	5,218,951
Vanda Pharmaceuticals, Inc.(a)	274,340	4,589,708
Xencor, Inc.(a)	253,670	9,994,598
Total		144,974,137

Columbia Small Cap Index Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.2%
Angiodynamics, Inc.(a)	192,840	2,963,951
Cardiovascular Systems, Inc.(a)	181,620	8,274,607
CONMED Corp.	145,698	16,503,212
CryoLife, Inc.(a)	193,090	4,775,116
Cutera, Inc.(a)	72,960	2,794,368
Heska Corp.(a)	36,140	3,451,370
Inogen, Inc.(a)	93,750	6,900,937
Integer Holdings Corp.(a)	168,112	12,751,295
Invacare Corp.	173,412	1,513,887
Lantheus Holdings, Inc.(a)	201,240	4,205,916
LeMaitre Vascular, Inc.	83,810	2,981,122
Meridian Bioscience, Inc.	219,950	2,012,542
Merit Medical Systems, Inc.(a)	284,128	7,955,584
Mesa Laboratories, Inc.	20,630	4,829,896
Natus Medical, Inc.(a)	175,440	5,612,326
Neogen Corp.(a)	269,735	17,956,259
OraSure Technologies, Inc.(a)	317,860	2,574,666
Orthofix Medical, Inc.(a)	98,000	4,449,200
SurModics, Inc.(a)	69,479	2,851,418
Tactile Systems Technology, Inc.(a)	97,680	6,272,033
Varex Imaging Corp.(a)	197,750	5,920,635
Total		127,550,340
Health Care Providers & Services 3.2%
Addus HomeCare Corp.(a)	67,690	6,309,385
AMN Healthcare Services, Inc.(a)	240,290	14,290,046
BioTelemetry, Inc.(a)	174,520	8,082,021
Community Health Systems, Inc.(a)	607,930	1,945,376
Corvel Corp.(a)	46,618	3,846,451
Covetrus, Inc.(a)	501,690	7,179,184
Cross Country Healthcare, Inc.(a)	189,971	2,292,950
Diplomat Pharmacy, Inc.(a)	296,780	1,528,417
Ensign Group, Inc. (The)	258,428	11,223,528
Hanger, Inc.(a)	192,100	5,033,020
LHC Group, Inc.(a)	152,520	20,346,168
Magellan Health, Inc.(a)	111,836	8,693,012
Owens & Minor, Inc.	324,210	2,146,270
Pennant Group, Inc. (The)(a)	129,209	3,026,075
Providence Service Corp. (The)(a)	59,460	3,549,168
Common Stocks (continued)
Issuer	Shares	Value ($)
RadNet, Inc.(a)	214,250	4,105,030
Select Medical Holdings Corp.(a)	558,720	12,353,299
Tivity Health, Inc.(a)	221,687	5,021,211
U.S. Physical Therapy, Inc.	65,780	7,687,051
Total		128,657,662
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	64,311	1,710,030
HealthStream, Inc.(a)	131,709	3,836,683
HMS Holdings Corp.(a)	449,840	13,585,168
NextGen Healthcare, Inc.(a)	249,153	4,589,398
Omnicell, Inc.(a)	214,515	17,159,055
Tabula Rasa HealthCare, Inc.(a)	101,230	4,515,870
Total		45,396,204
Life Sciences Tools & Services 1.0%
Cambrex Corp.(a)	173,473	10,403,176
Luminex Corp.	215,734	4,558,459
Medpace Holdings, Inc.(a)	139,710	10,711,566
NeoGenomics, Inc.(a)	534,840	13,804,220
Total		39,477,421
Pharmaceuticals 1.1%
Akorn, Inc.(a)	487,200	1,778,280
Amphastar Pharmaceuticals, Inc.(a)	177,530	3,463,610
ANI Pharmaceuticals, Inc.(a)	47,880	2,950,366
Corcept Therapeutics, Inc.(a)	526,910	6,760,255
Endo International PLC(a)	1,037,600	5,271,008
Innoviva, Inc.(a)	344,230	4,640,221
Lannett Co., Inc.(a)	172,700	1,523,214
Pacira Pharmaceuticals, Inc.(a)	214,410	9,910,030
Phibro Animal Health Corp., Class A	104,480	2,534,685
Supernus Pharmaceuticals, Inc.(a)	270,090	6,314,704
Total		45,146,373
Total Health Care		531,202,137
Industrials 17.1%
Aerospace & Defense 1.7%
AAR Corp.	169,753	7,586,262
Aerojet Rocketdyne Holdings, Inc.(a)	372,747	16,475,417
Aerovironment, Inc.(a)	111,139	6,817,266
Cubic Corp.	160,557	9,561,169

6	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moog, Inc., Class A	167,384	14,373,264
National Presto Industries, Inc.	25,937	2,307,874
Park Aerospace Corp.	100,247	1,635,029
Triumph Group, Inc.	257,790	7,143,361
Total		65,899,642
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	133,135	3,473,492
Echo Global Logistics, Inc.(a)	140,490	2,814,015
Forward Air Corp.	145,799	10,210,304
HUB Group, Inc., Class A(a)	172,087	8,788,483
Total		25,286,294
Airlines 0.9%
Allegiant Travel Co.	68,012	11,543,677
Hawaiian Holdings, Inc.	243,530	7,376,524
Skywest, Inc.	262,219	16,425,398
Total		35,345,599
Building Products 2.1%
AAON, Inc.	209,299	10,333,092
American Woodmark Corp.(a)	80,160	8,248,464
Apogee Enterprises, Inc.	136,560	5,222,055
Gibraltar Industries, Inc.(a)	165,947	8,665,752
Griffon Corp.	219,315	4,653,864
Insteel Industries, Inc.	94,180	2,197,219
Patrick Industries, Inc.(a)	115,540	5,721,541
PGT, Inc.(a)	301,700	4,338,446
Quanex Building Products Corp.	170,774	3,323,262
Simpson Manufacturing Co., Inc.	209,356	16,999,707
Universal Forest Products, Inc.	316,020	15,674,592
Total		85,377,994
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	342,018	12,993,264
Brady Corp., Class A	254,706	14,518,242
Interface, Inc.	300,909	5,052,262
Matthews International Corp., Class A	162,150	6,218,452
Mobile Mini, Inc.	230,159	8,736,836
Pitney Bowes, Inc.	880,080	4,145,177
RR Donnelley & Sons Co.	364,593	1,447,434
Team, Inc.(a)	156,000	2,522,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Unifirst Corp.	79,082	16,310,662
US Ecology, Inc.	131,000	7,203,690
Viad Corp.	104,602	6,579,466
Total		85,728,005
Construction & Engineering 0.7%
Aegion Corp.(a)	159,098	3,446,063
Arcosa, Inc.	249,180	9,770,348
Comfort Systems U.S.A., Inc.	189,783	9,697,911
MYR Group, Inc.(a)	85,710	2,944,995
Total		25,859,317
Electrical Equipment 0.4%
AZZ, Inc.	134,675	5,127,077
Encore Wire Corp.	107,654	6,280,535
Powell Industries, Inc.	45,275	1,882,987
Vicor Corp.(a)	93,999	3,860,539
Total		17,151,138
Industrial Conglomerates 0.2%
Raven Industries, Inc.	185,010	6,358,794
Machinery 5.6%
Actuant Corp., Class A	281,674	6,917,913
Alamo Group, Inc.	49,900	5,728,520
Albany International Corp., Class A	158,092	13,229,138
Astec Industries, Inc.	116,047	4,347,121
Barnes Group, Inc.	245,040	14,503,918
Briggs & Stratton Corp.	216,574	1,158,671
Chart Industries, Inc.(a)	184,300	10,173,360
CIRCOR International, Inc.(a)	102,502	4,546,989
EnPro Industries, Inc.	106,043	7,040,195
ESCO Technologies, Inc.	133,792	11,783,061
Federal Signal Corp.	310,806	10,237,950
Franklin Electric Co., Inc.	198,056	10,986,166
Greenbrier Companies, Inc. (The)	167,280	4,707,259
Harsco Corp.(a)	413,410	9,198,372
Hillenbrand, Inc.	380,995	12,047,062
John Bean Technologies Corp.	163,058	17,863,004
Lindsay Corp.	55,548	5,011,540
Lydall, Inc.(a)	90,298	1,681,349
Mueller Industries, Inc.	291,810	9,159,916

Columbia Small Cap Index Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Proto Labs, Inc.(a)	138,430	13,412,483
SPX Corp.(a)	226,760	10,834,593
SPX FLOW, Inc.(a)	219,190	10,389,606
Standex International Corp.	64,138	4,950,171
Tennant Co.	93,750	6,980,625
Titan International, Inc.	257,160	753,479
Wabash National Corp.	280,440	4,416,930
Watts Water Technologies, Inc., Class A	142,345	13,801,771
Total		225,861,162
Marine 0.2%
Matson, Inc.	220,690	8,328,841
Professional Services 1.1%
Exponent, Inc.	267,370	16,991,363
Forrester Research, Inc.	54,460	2,174,588
Heidrick & Struggles International, Inc.	98,522	3,056,152
Kelly Services, Inc., Class A	170,789	3,741,987
Korn/Ferry International	288,257	11,322,735
Resources Connection, Inc.	154,157	2,381,726
TrueBlue, Inc.(a)	206,351	4,810,042
Total		44,478,593
Road & Rail 0.7%
ArcBest Corp.	131,415	3,782,124
Heartland Express, Inc.	240,626	5,151,803
Marten Transport Ltd.	199,763	4,220,992
Saia, Inc.(a)	133,410	12,660,609
Total		25,815,528
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	198,761	12,690,890
DXP Enterprises, Inc.(a)	82,510	3,179,110
GMS, Inc.(a)	214,430	6,638,753
Kaman Corp.	143,541	9,129,207
Veritiv Corp.(a)	65,500	1,201,270
Total		32,839,230
Total Industrials		684,330,137
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.8%
Communications Equipment 1.1%
ADTRAN, Inc.	246,200	2,262,578
Applied Optoelectronics, Inc.(a)	97,990	1,048,493
CalAmp Corp.(a)	173,185	1,816,711
Comtech Telecommunications Corp.	124,307	4,697,561
Digi International, Inc.(a)	144,897	2,584,962
Extreme Networks, Inc.(a)	621,950	4,372,308
Harmonic, Inc.(a)	461,456	3,811,627
NETGEAR, Inc.(a)	160,225	4,023,250
Viavi Solutions, Inc.(a)	1,178,530	17,701,521
Total		42,319,011
Electronic Equipment, Instruments & Components 4.2%
Anixter International, Inc.(a)	154,561	13,267,516
Arlo Technologies, Inc.(a)	385,517	1,333,889
Badger Meter, Inc.	149,926	9,295,412
Bel Fuse, Inc., Class B	52,230	865,451
Benchmark Electronics, Inc.	193,771	6,679,286
CTS Corp.	168,237	4,606,329
Daktronics, Inc.	192,133	1,183,539
ePlus, Inc.(a)	69,550	5,812,294
Fabrinet(a)	189,810	11,481,607
FARO Technologies, Inc.(a)	89,286	4,350,014
Insight Enterprises, Inc.(a)	184,294	12,087,843
Itron, Inc.(a)	180,850	14,482,468
KEMET Corp.	298,810	7,984,203
Knowles Corp.(a)	441,060	9,659,214
Methode Electronics, Inc.	191,011	7,107,519
MTS Systems Corp.	92,591	4,205,483
OSI Systems, Inc.(a)	87,257	8,681,199
Plexus Corp.(a)	150,784	11,444,506
Rogers Corp.(a)	95,576	12,426,792
Sanmina Corp.(a)	358,410	11,401,022
Scansource, Inc.(a)	129,985	4,604,069
TTM Technologies, Inc.(a)	505,223	6,775,040
Total		169,734,695

8	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.2%
Cardtronics PLC, Class A(a)	188,948	7,977,384
CSG Systems International, Inc.	169,977	9,720,985
EVERTEC, Inc.	307,440	9,967,205
ExlService Holdings, Inc.(a)	175,990	12,285,862
Mantech International Corp., Class A	138,030	10,708,367
NIC, Inc.	344,825	7,824,079
Perficient, Inc.(a)	169,123	7,150,520
Sykes Enterprises, Inc.(a)	199,183	6,999,291
TTEC Holdings, Inc.	74,205	3,408,236
Unisys Corp.(a)	266,620	3,034,136
Virtusa Corp.(a)	155,758	6,960,825
Total		86,036,890
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.(a)	197,283	12,667,542
Axcelis Technologies, Inc.(a)	166,500	3,569,760
Brooks Automation, Inc.	371,929	16,651,261
Cabot Microelectronics Corp.	149,527	19,948,397
Ceva, Inc.(a)	113,115	2,931,941
Cohu, Inc.	211,626	3,754,245
Diodes, Inc.(a)	212,717	9,814,762
DSP Group, Inc.(a)	118,043	1,672,669
Formfactor, Inc.(a)	387,180	8,959,345
Ichor Holdings Ltd.(a)	115,580	3,646,549
Kulicke & Soffa Industries, Inc.	326,535	8,192,763
MaxLinear, Inc., Class A(a)	333,750	6,631,613
Onto Innovation, Inc.(a)	251,589	8,443,327
PDF Solutions, Inc.(a)	143,680	2,275,891
Photronics, Inc.(a)	346,040	4,069,430
Power Integrations, Inc.	151,044	13,819,016
Rambus, Inc.(a)	572,270	7,468,124
SMART Global Holdings, Inc.(a)	67,750	2,086,700
Ultra Clean Holdings, Inc.(a)	203,640	4,528,954
Veeco Instruments, Inc.(a)	252,184	3,452,399
Xperi Corp.	254,094	5,028,520
Total		149,613,208
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.4%
8x8, Inc.(a)	511,300	10,491,876
Agilysys, Inc.(a)	104,854	2,655,952
Alarm.com Holdings, Inc.(a)	187,270	8,168,718
Bottomline Technologies de, Inc.(a)	196,622	9,730,823
Ebix, Inc.	114,618	3,986,414
LivePerson, Inc.(a)	313,822	12,455,595
MicroStrategy, Inc., Class A(a)	42,249	6,351,292
OneSpan, Inc.(a)	168,243	3,137,732
Progress Software Corp.	230,323	9,675,869
Qualys, Inc.(a)	173,780	15,207,488
SPS Commerce, Inc.(a)	179,640	10,119,121
TiVo Corp.	647,720	5,058,693
Total		97,039,573
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.(a)	608,440	5,165,656
Diebold, Inc.(a)	395,220	2,873,249
Total		8,038,905
Total Information Technology		552,782,282
Materials 4.8%
Chemicals 2.8%
AdvanSix, Inc.(a)	143,240	2,897,745
American Vanguard Corp.	136,861	2,203,462
Balchem Corp.	166,632	16,601,546
Ferro Corp.(a)	421,930	6,084,231
FutureFuel Corp.	132,900	1,491,138
GCP Applied Technologies(a)	276,930	6,194,924
Hawkins, Inc.	48,877	2,019,598
HB Fuller Co.	262,213	13,079,184
Innophos Holdings, Inc.	101,400	3,234,660
Innospec, Inc.	126,090	12,407,256
Koppers Holdings, Inc.(a)	106,512	3,946,270
Kraton Performance Polymers, Inc.(a)	163,285	3,678,811
Livent Corp.(a)	751,750	5,863,650
LSB Industries, Inc.(a)	112,645	446,074
Quaker Chemical Corp.	66,413	9,910,812
Rayonier Advanced Materials, Inc.	257,320	1,008,694
Stepan Co.	103,379	10,017,425

Columbia Small Cap Index Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tredegar Corp.	127,098	2,736,420
Trinseo SA	207,020	7,864,690
Total		111,686,590
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	81,500	3,335,795
Containers & Packaging 0.1%
Myers Industries, Inc.	182,779	3,024,993
Metals & Mining 1.1%
AK Steel Holding Corp.(a)	1,629,275	4,496,799
Century Aluminum Co.(a)	256,354	1,807,296
Cleveland-Cliffs, Inc.	1,390,660	11,111,373
Haynes International, Inc.	64,434	2,366,017
Kaiser Aluminum Corp.	82,409	9,030,378
Materion Corp.	105,049	6,183,184
Olympic Steel, Inc.	46,584	780,748
SunCoke Energy, Inc.	469,687	2,404,797
TimkenSteel Corp.(a)	205,400	1,195,428
Warrior Met Coal, Inc.	265,570	5,452,152
Total		44,828,172
Paper & Forest Products 0.7%
Boise Cascade Co.	200,710	7,610,923
Clearwater Paper Corp.(a)	85,051	1,861,766
Mercer International, Inc.	206,160	2,583,185
Neenah, Inc.	86,825	6,319,124
PH Glatfelter Co.	227,469	4,060,322
Schweitzer-Mauduit International, Inc.	159,107	6,978,433
Total		29,413,753
Total Materials		192,289,303
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 6.7%
Acadia Realty Trust	434,902	11,690,166
Agree Realty Corp.	216,115	16,161,080
American Assets Trust, Inc.	246,040	11,694,281
Armada Hoffler Properties, Inc.	272,840	4,927,490
CareTrust REIT, Inc.	492,086	10,274,756
CBL & Associates Properties, Inc.	893,320	1,286,381
Cedar Realty Trust, Inc.	442,546	1,181,598
Chatham Lodging Trust	241,620	4,421,646
Common Stocks (continued)
Issuer	Shares	Value ($)
Community Healthcare Trust, Inc.	93,940	4,471,544
DiamondRock Hospitality Co.	1,030,948	10,618,764
Easterly Government Properties, Inc.	366,770	8,531,070
Essential Properties Realty Trust, Inc.	417,290	10,887,096
Four Corners Property Trust, Inc.	352,334	9,978,099
Franklin Street Properties Corp.	552,205	4,809,706
Getty Realty Corp.	175,756	5,898,371
Global Net Lease, Inc.	460,500	9,389,595
Hersha Hospitality Trust	188,070	2,666,833
Independence Realty Trust, Inc.	464,450	6,938,883
Innovative Industrial Properties, Inc.	58,210	4,506,036
iStar, Inc.	304,130	3,950,649
Kite Realty Group Trust	432,480	8,368,488
Lexington Realty Trust	1,275,889	14,136,850
LTC Properties, Inc.	204,711	9,582,522
National Storage Affiliates Trust	305,350	10,229,225
Office Properties Income Trust	247,765	8,265,440
Pennsylvania Real Estate Investment Trust	307,504	1,771,223
Retail Opportunity Investments Corp.	588,670	10,737,341
RPT Realty	413,830	6,116,407
Saul Centers, Inc.	60,402	3,209,762
Summit Hotel Properties, Inc.	541,370	6,561,404
Universal Health Realty Income Trust	65,176	7,768,979
Urstadt Biddle Properties, Inc., Class A	153,936	3,751,420
Washington Prime Group, Inc.	960,860	3,997,178
Washington Real Estate Investment Trust	412,410	12,813,579
Whitestone REIT	207,190	2,908,948
Xenia Hotels & Resorts, Inc.	580,070	12,216,274
Total		266,719,084
Real Estate Management & Development 0.3%
Marcus & Millichap, Inc.(a)	120,780	4,439,873
RE/MAX Holdings, Inc., Class A	91,830	3,521,681
Realogy Holdings Corp.	588,730	6,164,003
Total		14,125,557
Total Real Estate		280,844,641
Utilities 2.1%
Electric Utilities 0.4%
El Paso Electric Co.	210,065	14,246,608

10	Columbia Small Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.6%
Northwest Natural Holding Co.	156,775	10,781,417
South Jersey Industries, Inc.	475,776	14,863,242
Total		25,644,659
Multi-Utilities 0.4%
Avista Corp.	340,454	16,096,665
Water Utilities 0.7%
American States Water Co.	189,674	16,177,296
California Water Service Group	247,900	12,742,060
Total		28,919,356
Total Utilities		84,907,288
Total Common Stocks (Cost $2,902,133,673)		3,961,580,736

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Small Cap 0.3%
iShares Core S&P Small-Cap ETF	117,500	9,612,675
Total Exchange-Traded Equity Funds (Cost $8,561,050)		9,612,675

Rights 0.0%
Issuer	Shares	Value ($)
Industrials 0.0%
Industrial Conglomerates 0.0%
A. Schulman, Inc. CVR(a),(b),(c)	164,023	328,046
Total Industrials		328,046
Total Rights (Cost $328,046)		328,046

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(d),(e)	36,148,724	36,148,724
Total Money Market Funds (Cost $36,148,092)		36,148,724
Total Investments in Securities (Cost: $2,947,170,861)		4,007,670,181
Other Assets & Liabilities, Net		(2,303,186)
Net Assets		4,005,366,995

At November 30, 2019, securities and/or cash totaling $1,521,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	452	12/2019	USD	36,697,880	1,603,132	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $328,046, which represents 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2019.
Columbia Small Cap Index Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	82,523,982	537,494,901	(583,870,159)	36,148,724	8,179	632	770,141	36,148,724
Abbreviation Legend
CVR	Contingent Value Rights
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Small Cap Index Fund | Quarterly Report 2019